Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.57%
Australia–1.41%
CSL Ltd.	59,707	$12,602,723
Brazil–2.50%
B3 S.A. - Brasil, Bolsa, Balcao	3,106,100	7,929,999
MercadoLibre, Inc.(a)	5,864	6,929,430
Rede D’Or Sao Luiz S.A.(b)	1,186,200	7,454,205
		22,313,634
Canada–5.05%
CGI, Inc., Class A(a)	206,277	17,679,778
Magna International, Inc.	206,649	13,415,761
Ritchie Bros. Auctioneers, Inc.	231,524	14,000,542
		45,096,081
China–7.42%
Airtac International Group	399,000	13,684,233
China Mengniu Dairy Co. Ltd.	2,874,000	13,835,943
China Resources Beer Holdings Co. Ltd.	1,572,000	11,806,855
JD.com, Inc., ADR	210,940	12,557,258
Yum China Holdings, Inc.	233,593	14,391,665
		66,275,954
Denmark–3.85%
Carlsberg A/S, Class B	70,816	10,019,317
Novo Nordisk A/S, Class B	175,806	24,346,251
		34,365,568
France–10.54%
Air Liquide S.A.	82,938	13,217,318
Arkema S.A.	126,969	12,867,399
Capgemini SE	6,731	1,276,455
LVMH Moet Hennessy Louis Vuitton SE	27,576	24,089,964
Pernod Ricard S.A.	46,290	9,577,702
Schneider Electric SE	117,430	19,042,136
TotalEnergies SE	226,725	14,085,818
		94,156,792
Germany–1.32%
Deutsche Boerse AG	66,226	11,833,898
Hong Kong–3.38%
AIA Group Ltd.	1,323,800	14,949,028
Techtronic Industries Co. Ltd.	1,183,000	15,252,132
		30,201,160
India–3.01%
HDFC Bank Ltd., ADR	338,488	22,800,552
SBI Life Insurance Co. Ltd.(b)	277,375	4,137,233
		26,937,785
Ireland–3.31%
CRH PLC	369,851	17,206,273
Flutter Entertainment PLC(a)	79,603	12,376,255
		29,582,528
Italy–2.18%
FinecoBank Banca Fineco S.p.A.	1,087,521	19,492,536
Shares		Value
Japan–12.94%
Asahi Group Holdings Ltd.	382,000	$12,627,867
FANUC Corp.	95,200	16,850,279
Hoya Corp.	110,900	12,211,856
Keyence Corp.	11,300	5,219,772
Komatsu Ltd.	348,900	8,551,035
Olympus Corp.	968,500	18,195,389
SMC Corp.	18,000	9,150,686
Sony Group Corp.	104,100	9,293,012
TIS, Inc.	398,300	11,455,502
Tokyo Electron Ltd.	34,300	12,036,575
		115,591,973
Mexico–2.94%
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,700,700	26,246,973
Netherlands–5.82%
ASML Holding N.V.	19,450	12,881,024
Heineken N.V.	159,692	15,914,229
Shell PLC	254,059	7,462,284
Wolters Kluwer N.V.	144,438	15,741,830
		51,999,367
Singapore–1.69%
United Overseas Bank Ltd.	663,600	15,114,480
South Korea–1.77%
Samsung Electronics Co. Ltd.	316,392	15,814,506
Spain–1.86%
Amadeus IT Group S.A.(a)	264,508	16,639,398
Sweden–7.02%
Husqvarna AB, Class B	578,685	4,933,555
Investor AB, Class B	1,288,370	25,029,414
Sandvik AB	1,078,010	22,297,903
Svenska Handelsbanken AB, Class A(c)	1,007,049	10,479,417
		62,740,289
Switzerland–1.23%
Kuehne + Nagel International AG, Class R	17,869	4,258,139
Logitech International S.A., Class R	114,849	6,723,608
		10,981,747
Taiwan–1.72%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,636	15,359,426
United Kingdom–6.68%
Ashtead Group PLC	242,585	15,970,337
DCC PLC	164,694	9,382,813
Linde PLC	45,677	15,116,346
Reckitt Benckiser Group PLC	269,534	19,193,987
		59,663,483
United States–8.93%
Broadcom, Inc.	51,235	29,972,987
Haleon PLC(a)	2,915,735	11,666,927
ICON PLC(a)	97,553	22,506,453

See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Shares		Value
United States–(continued)
Nestle S.A.	128,526	$15,684,214
		79,830,581
Total Common Stocks & Other Equity Interests (Cost $785,776,683)		862,840,882
Money Market Funds–2.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	9,270,894	9,270,894
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	6,109,069	6,110,902
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	10,595,307	10,595,307
Total Money Market Funds (Cost $25,975,675)		25,977,103
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.48% (Cost $811,752,358)		888,817,985
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.41%
Invesco Private Government Fund, 4.36%(d)(e)(f)	1,023,657	$1,023,657
Invesco Private Prime Fund, 4.59%(d)(e)(f)	2,631,959	2,632,749
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,656,406)		3,656,406
TOTAL INVESTMENTS IN SECURITIES—99.89% (Cost $815,408,764)		892,474,391
OTHER ASSETS LESS LIABILITIES–0.11%		973,287
NET ASSETS–100.00%		$893,447,678
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $11,591,438, which represented 1.30% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,233,140	$44,827,015	$(57,789,261)	$-	$-	$9,270,894	$175,031
Invesco Liquid Assets Portfolio, Institutional Class	15,368,690	32,019,297	(41,278,044)	(4,931)	5,890	6,110,902	71,109
Invesco Treasury Portfolio, Institutional Class	25,409,302	51,230,874	(66,044,869)	-	-	10,595,307	118,432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,976,940	(6,953,283)	-	-	1,023,657	2,854*
Invesco Private Prime Fund	-	20,501,619	(17,868,872)	-	2	2,632,749	7,786*
Total	$63,011,132	$156,555,745	$(189,934,329)	$(4,931)	$5,892	$29,633,509	$375,212

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/02/2023	State Street Bank & Trust Co.	USD	1,278,420	EUR	1,177,172	$1,342

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$12,602,723	$—	$12,602,723
Brazil	22,313,634	—	—	22,313,634
Canada	45,096,081	—	—	45,096,081
China	26,948,923	39,327,031	—	66,275,954
Denmark	—	34,365,568	—	34,365,568
France	—	94,156,792	—	94,156,792
Germany	—	11,833,898	—	11,833,898
Hong Kong	—	30,201,160	—	30,201,160
India	22,800,552	4,137,233	—	26,937,785
Ireland	—	29,582,528	—	29,582,528
Italy	—	19,492,536	—	19,492,536
Japan	—	115,591,973	—	115,591,973
Mexico	26,246,973	—	—	26,246,973
Netherlands	—	51,999,367	—	51,999,367
Singapore	—	15,114,480	—	15,114,480
South Korea	—	15,814,506	—	15,814,506
Spain	—	16,639,398	—	16,639,398
Sweden	—	62,740,289	—	62,740,289
Switzerland	—	10,981,747	—	10,981,747
Taiwan	15,359,426	—	—	15,359,426
United Kingdom	15,116,346	44,547,137	—	59,663,483
United States	52,479,440	27,351,141	—	79,830,581
Money Market Funds	25,977,103	3,656,406	—	29,633,509
Total Investments in Securities	252,338,478	640,135,913	—	892,474,391
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,342	—	1,342
Total Investments	$252,338,478	$640,137,255	$—	$892,475,733

*	Unrealized appreciation.
Invesco International Equity Fund